Commitments and Contingencies - Additional Information (Detail) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019	May 23, 2016
Loss Contingencies [Line Items]
Underwriting discount, per unit	$ 0.35	$ 0.35
Underwriters aggregate amount	$ 11,200,000,000	$ 11,200,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Aggregate purchase price		$ 40,000,000
Aggregate shares (in Shares)		46,700,000
Purchase price per share		$ 10.00
Gross proceeds (in Dollars)		$ 467,000,000
Provision for contract loss	$ 5,109,000
Business Combination [Member]
Loss Contingencies [Line Items]
Business combination description		In addition to the above consideration, if the closing price of New Rocket Lab Common Stock is equal to or greater than $20.00 for a period of at least 20 days out of 30 consecutive trading days during the period commencing on the 90th day following the Closing and ending on the 180th day following the Closing, the Rocket Lab stockholders will be entitled to receive additional shares of New Rocket Lab Common Stock equal to 8% of the Aggregate Share Consideration (as defined below) (computed without the deduction for the Management Redemption Shares). For purposes of the Merger Agreement, the “Exchange Ratio” equals the quotient obtained by dividing (i) the Aggregate Share Consideration by (ii) the aggregate number of shares of Rocket Lab Common Stock outstanding immediately prior to the Charter Amendment on a fully diluted basis (other than the Management Redemption Shares). The “Aggregate Share Consideration” means the quotient obtained by dividing (i) an amount equal to $4,000,000,000 minus the Management Redemption Amount by (ii) (x) an amount equal to $10.00 plus (y) an amount equal to (a) the interest earned on funds held in the Company’s trust account divided by (b) the number of Class A ordinary shares outstanding immediately prior to the Closing.
Class A ordinary shares [Member]
Loss Contingencies [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001
Vector delaware class A common stock [Member]
Loss Contingencies [Line Items]
Common stock, par value		0.0001
Common stock conversion price		0.0001
Vector delaware class B common stock [Member]
Loss Contingencies [Line Items]
Preferred stock, par value		0.0001
Common stock conversion price		0.0001
Rocket Lab Common Stock [Member]
Loss Contingencies [Line Items]
Common stock, par value		0.0001
Rocket Lab USA, Inc.
Loss Contingencies [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Provision for contract loss		$ 4,066,000
Rocket Lab USA, Inc. | Satellite Launch Service Agreements [Member]
Loss Contingencies [Line Items]
Contingent contract price				$ 3,000,000